Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 8,236,065	$ 226,578
Short-term investments	3,000,000
Intercompany receivables	15,000	10,000
Loan receivable	2,621,971
Prepaid expenses and other current assets	204,604
Total current assets	14,077,640	236,578
Non-current assets
Non-current deferred offering cost		349,842
Long-term investments	1,000,000
Investments in non-VIE subsidiaries	14,621,943	14,299,036
Total non-current assets	15,621,943	14,648,878
Total Assets	29,699,583	14,885,456
Current liabilities
Intercompany payable	1,361,997	1,358,930
Total current liabilities	1,361,997	1,358,930
Total Liabilities	1,361,997	1,358,930
Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	11,387,748	10,340,107
Accumulated other comprehensive loss	(609,367)	(279,251)
Total Shareholders’ Equity	28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity	$ 29,699,583	$ 14,885,456